MINERAL RIGHTS AND PROPERTIES (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure of mineral rights and properties [Abstract]
Schedule of Mineral Rights and Properties

Mineral rights and properties consist of:

	Producing and development properties			Exploration and evaluation properties
Cost	Ying Mining District	BYP	GC	XHP	RZY	Total
Balance as at April 1, 2018	$277,734	$65,054	$113,244	$22,024	$180	$478,236
Capitalized expenditures	23,238	189	1,014	261	-	24,702
Mine right fees	3,839	-	-	-	-	3,839
Environmental rehabiliation	1,091	35	(12)	8	-	1,122
Foreign currecy translation impact	(17,449)	(973)	(7,085)	(1,384)	(6)	(26,897)
Balance as at March 31, 2019	$288,453	$64,305	$107,161	$20,909	$174	$481,002
Capitalized expenditures	23,871	6	1,617	-	-	25,494
Mine right fees	797	-	-	-	-	797
Environmental rehabiliation	(4,299)	39	239	-	-	(4,021)
Disposition	-	-	-	(20,485)	-	(20,485)
Foreign currecy translation impact	(15,686)	(778)	(5,706)	(424)	(10)	(22,604)
Ending balance as at March 31, 2020	$293,136	$63,572	$103,311	$-	$164	$460,183

Impairment and accumulated depletion
Balance as at April 1, 2018	$(83,099)	$(57,584)	$(83,495)	$(21,798)	$(180)	$(246,156)
Impairment reversal	-	-	-	7,279	-	7,279
Depletion	(13,312)	-	(2,209)	-	-	(15,521)
Foreign currecy translation impact	5,232	501	5,213	1,364	6	12,316
Balance as at March 31, 2019	$(91,179)	$(57,083)	$(80,491)	$(13,155)	$(174)	$(242,082)
Depletion	(14,282)	-	(2,165)	-	-	(16,447)
Disposition	-	-	-	12,888	-	12,888
Foreign currecy translation impact	5,071	395	4,301	267	10	10,044
Ending balance as at March 31, 2020	$(100,390)	$(56,688)	$(78,355)	$-	$(164)	$(235,597)

Carrying amounts
Balance as at March 31, 2019	$197,274	$7,222	$26,670	$7,754	$-	$238,920
Ending balance as at March 31, 2020	$192,746	$6,884	$24,956	$-	$-	$224,586

Schedule of Assets and Liabilities Disposed

The transaction closed in July 2019 and the Company received partial payment of $6,146 (RMB¥42.5 million). The assets and liabilities disposed of are as follows:

XHP
Total consideration per share transfer agreement (RMB ¥50 million)	$7,330
Less: amounts owed to Henan Found	(1,112)
Net consideration	$6,218
Prepaids and deposits	124
Inventories	198
Plant and equipment	247
Mineral rights and properties	7,597
Accounts payable and accrued liabilities	(2,211)
Deposits received	(925)
Environmental rehabilitation	(289)
Total assets and liabilities disposed of	$4,741
Gain on disposal of mineral rights and properties	$1,477